United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/16

Date of Reporting Period: Quarter ended 04/30/15

Item 1. Schedule of Investments

Federated Government Income Trust
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount, Shares or Contracts			Value
		MORTGAGE-BACKED SECURITIES—98.9%[1]
		Federal Home Loan Mortgage Corporation—22.4%
$8,528,171		3.000%, 3/1/2028 - 8/1/2028	$8,943,253
42,057,298	[2]	3.500%, 11/1/2025 - 5/1/2045	44,140,777
27,163,812	[2]	4.000%, 8/1/2025 - 5/1/2045	29,006,498
14,308,954		4.500%, 6/1/2019 - 9/1/2040	15,481,087
10,877,776		5.000%, 8/1/2023 - 12/1/2039	12,096,685
7,025,235		5.500%, 12/1/2021 - 1/1/2039	7,935,538
2,783,712		6.000%, 4/1/2036 - 9/1/2038	3,175,371
91,377		6.500%, 9/1/2029	105,832
612,821		7.000%, 2/1/2031 - 3/1/2032	718,285
642,366		7.500%, 2/1/2027 - 2/1/2031	755,966
1,440		9.500%, 9/1/2016	1,501
		TOTAL	122,360,793
		Federal National Mortgage Association—40.1%
5,591,103		2.500%, 8/1/2027 - 4/1/2028	5,755,240
74,914,952	[2]	3.000%, 6/1/2027 - 5/1/2045	76,941,471
33,308,136		3.500%, 1/1/2026 - 12/1/2042	35,039,606
54,573,578		4.000%, 12/1/2031 - 12/1/2042	58,903,842
16,916,932		4.500%, 9/1/2041 - 1/1/2042	18,524,421
7,301,129		5.000%, 10/1/2023 - 1/1/2040	8,117,660
5,691,362		5.500%, 9/1/2034 - 9/1/2037	6,468,789
4,774,871		6.000%, 6/1/2016 - 10/1/2038	5,478,169
2,736,161		6.500%, 12/1/2027 - 9/1/2037	3,171,614
307,475		7.000%, 7/1/2029 - 2/1/2032	361,605
113,717		7.500%, 7/1/2028 - 8/1/2031	131,501
176,375		8.000%, 12/1/2026	211,309
30,314		10.000%, 2/1/2017 - 11/1/2021	35,300
8,333		10.500%, 12/1/2019 - 4/1/2022	9,280
		TOTAL	219,149,807
		Government National Mortgage Association—36.4%
35,000,000	[2]	3.000%, 5/20/2045	35,992,919
48,089,366	[2]	3.500%, 12/15/2040 - 5/20/2045	50,975,113
29,285,051		4.000%, 3/15/2042 - 3/15/2043	31,897,417
23,162,488		4.500%, 6/15/2040 - 2/15/2042	25,574,179
22,651,731		5.000%, 10/15/2033 - 10/15/2041	25,396,755
8,159,473		5.500%, 7/20/2033 - 11/20/2038	9,218,356
9,700,325		6.000%, 8/15/2031 - 7/20/2038	11,120,949
903,561		6.500%, 5/15/2027 - 10/20/2038	1,048,014
3,180,629		7.000%, 6/15/2026 - 1/15/2033	3,751,565
2,428,007		7.500%, 11/15/2027 - 5/15/2032	2,918,795
1,064,846		8.000%, 11/15/2023 - 8/15/2032	1,286,477
76,670		8.500%, 6/15/2030	95,362
		TOTAL	199,275,901
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $528,727,226)	540,786,501

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
		Government National Mortgage Association—6.9%
$20,327,693	[3]	REMIC 2010-H03 FA, 0.726%, 3/20/2060	$20,386,745
7,876,930	[3]	REMIC 2013-H15 FA, 0.713%, 6/20/2063	7,908,650
9,181,971	[3]	REMIC 2013-H19 FB, 0.773%, 8/20/2063	9,225,631
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,454,328)	37,521,026
		PURCHASED PUT OPTION—0.0%
170		United States Treasury Note 10-Year Future, Strike Price $126.00, Expiration Date 8/22/2015 (IDENTIFIED COST $101,320)	128,828
		REPURCHASE AGREEMENTS—21.0%
$35,016,000	[3]	Interest in $1,080,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,080,003,600 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $1,101,603,672.	35,016,000
30,000,000	[3,4]	Interest in $200,000,000 joint repurchase agreement 0.10%, dated 4/14/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,016,111 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $204,009,634.	30,000,000
50,000,000	[3,4]	Interest in $500,000,000 joint repurchase agreement 0.11%, dated 4/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,044,306 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2056 and the market value of those underlying securities was $514,975,947.	50,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	115,016,000
		TOTAL INVESTMENTS—126.8% (IDENTIFIED COST $681,298,874)[5]	693,452,355
		OTHER ASSETS AND LIABILITIES - NET—(26.8)%[6]	(146,463,286)
		TOTAL NET ASSETS—100%	$546,989,069
At April 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Ultra Bond Short Futures	15	$2,467,500	June 2015	$46,371
[7]Unites States Treasury Notes 10 Year Short Futures	195	$25,033,125	June 2015	$3,265
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$49,636
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,013,047 and $38,347,832, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $32,207. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At April 30, 2015, the cost of investments for federal tax purposes was $681,298,874. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,153,481. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,096,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,943,333.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2015.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share..
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-backed Securities	$—	$540,786,501	$—	$540,786,501
Collateralized Mortgage Obligations	—	37,521,026	—	37,521,026
Purchased Put Options	—	128,828	—	128,828
Repurchase Agreements	—	115,016,000	—	115,016,000
TOTAL SECURITIES	$—	$693,452,355	$—	$693,452,355
OTHER FINANCIAL INSTRUMENTS[1]	$49,636	$—	$—	$49,636
1	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015